Exploration and Evaluation Expenditures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Exploration Expenditures [Abstract]
Summary of Company's Exploration and Evaluation Expenditures
The following table summarizes the Company’s exploration and evaluation expenditures:

	Year s Ended December 31,

	2022			2021

	Thacker Pass	Millennial Projects	Total	Thacker Pass

	$	$	$	$

Engineering	25,229	-	25,229	22,775

Consulting and salaries	10,891	1,700	12,591	7,395

Permitting and environmental	3,638	5	3,643	2,390

Field supplies and other	1,528	2,673	4,201	1,048

Depreciation	1,193	199	1,392	635

Drilling and geological expenses	1,985	156	2,141	1,718

Total exploration expenditures	44,464	4,733	49,197	35,961